S000012102 [Member] Expense Example - Columbia Small Cap Value Discovery Fund	Apr. 30, 2026 USD ($)
Columbia Small Cap Value Discovery Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
Columbia Small Cap Value Discovery Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,188
Columbia Small Cap Value Discovery Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	1,966
Columbia Small Cap Value Discovery Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	2,100
Columbia Small Cap Value Discovery Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,188
Columbia Small Cap Value Discovery Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,023
Columbia Small Cap Value Discovery Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	$ 1,756